Summary of Significant Accounting Policies (Details Textual) (USD $)	1 Months Ended			12 Months Ended						1 Months Ended			12 Months Ended
	Sep. 30, 2012	Apr. 30, 2012	Jul. 31, 2009	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 03, 2013	Jun. 05, 2013	Apr. 24, 2012	Jul. 31, 2009 Gaming Promoters [Member]	Oct. 31, 2009 Sang Heng [Member]	Oct. 31, 2009 Sang Lung and King [Member]	Dec. 31, 2013 Kings Gaming [Member]	Dec. 31, 2013 Bao Li Gaming [Member]	Dec. 31, 2013 Bao Li Gaming [Member] Second Quarter 2014 [Member]	Dec. 31, 2013 Bad Debt Guarantee [Member] Minimum [Member]	Dec. 31, 2013 Bad Debt Guarantee [Member] Maximum [Member]	Dec. 31, 2013 Non Compete Agreement [Member] Minimum [Member]	Dec. 31, 2013 Non Compete Agreement [Member] Maximum [Member]	Dec. 31, 2013 Profit Interest Agreement [Member] Minimum [Member]	Dec. 31, 2013 Profit Interest Agreement [Member] Maximum [Member]
Foreign Currency Exchange [Line Items]
Revenues Earned Based On Percentage Of Non Negotiable Chips				0.05%
Commission Payment Percentage Of Rolling Chip Turnover			1.25%							1.25%	1.25%	1.25%
Total Rolling Chip Turn Over				$ 17,048,596,000	$ 18,149,348,000	$ 19,931,385,000
Change Of Revenue Recognition Model	On August 1, 2012, the Company announced that, beginning on September 1, 2012, it would be changing its remuneration model from a fixed commission model of 1.25% of the rolling chip turnover to a revenue sharing model
Markers Receivable				242,350,301	241,706,663
Gaming Win Rate Percentage				2.98%	3.03%	2.77%
Stock Issued During Period, Shares, Issued for Noncash Consideration		50,400
Directors Share Based Compensation Value				209,000	209,000
Advertising Expense				348,384	158,436	100,196
Diluted Common Stock Related To Underwriters				1,440,000
Unit Purchase Option Expiration Description				The UPO expired on August 10, 2013
Directors Compensation Value Payable In Ordinary Shares				20,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						200,000
Ordinary Shares Issuable To Directors and Key Management Employees				60,790	60,610		60,610		50,400
Finite-Lived Intangible Asset, Useful Life																3 years	5 years 6 months	9 years	11 years 8 months 12 days	9 years	11 years 8 months 12 days
Performance Target Description													7,380,000
Deferred Offering Costs				0	807,401
Sale of Stock, Price Per Share								$ 4.07
Percentage Of Rolling Tax Rate				0.01%
Issue Of Common Stock Subject To Gross Profit Target													8,860,000
Rolling Chip Turnover Target Achieved, Amount														5,000,000,000
Ordinary Shares Issuable															1,250,000
Shares Issued To Satisfy Entities Obligations				60,610
Undistributed Earnings				226,897,000	184,508,000
Deferred Tax Liabilities				27,225,000	22,139,000
Share-based Compensation, Total				$ 200,000	$ 200,000